Supplementary Information - Condensed Consolidating Financial Information Income Statement (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues and Other Income
Revenue from contracts with customers	[1]	$ 32,567,000,000	$ 36,417,000,000	$ 29,106,000,000
Equity in earnings of affiliates		779,000,000	1,074,000,000	772,000,000
Gain on dispositions		1,966,000,000	1,063,000,000	2,177,000,000
Other income (loss)		1,358,000,000	173,000,000	529,000,000
Intercompany revenues		0	0	0
Total Revenues and Other Income		36,670,000,000	38,727,000,000	32,584,000,000
Cost and expenses [Abstract]
Purchased commodities		11,842,000,000	14,294,000,000	12,475,000,000
Production and operating expenses		5,322,000,000	5,213,000,000	5,162,000,000
Selling, general and administrative expenses		556,000,000	401,000,000	427,000,000
Exploration expenses		743,000,000	369,000,000	934,000,000
Depreciation, depletion and amortization		6,090,000,000	5,956,000,000	6,845,000,000
Impairments		405,000,000	27,000,000	6,601,000,000
Taxes other than income taxes		953,000,000	1,048,000,000	809,000,000
Accretion on discounted liabilities		326,000,000	353,000,000	362,000,000
Interest and debt expense		778,000,000	735,000,000	1,098,000,000
Foreign currency transaction (gains) losses		66,000,000	(17,000,000)	35,000,000
Other Non Operating Expense		65,000,000	375,000,000	451,000,000
Total Costs and Expenses		27,146,000,000	28,754,000,000	35,199,000,000
Income (loss) before income taxes		9,524,000,000	9,973,000,000	(2,615,000,000)
Income Tax Expense (Benefit)		2,267,000,000	3,668,000,000	(1,822,000,000)
Net income (loss)		7,257,000,000	6,305,000,000	(793,000,000)
Less: net income attributable to noncontrolling interests		(68,000,000)	(48,000,000)	(62,000,000)
Net income (loss) attributable to ConocoPhillips		7,189,000,000	6,257,000,000	(855,000,000)
Comprehensive Income (Loss) Attributable to ConocoPhillips		7,935,000,000	5,654,000,000	(180,000,000)
ConocoPhillips [Member]
Revenues and Other Income
Revenue from contracts with customers		0	0	0
Equity in earnings of affiliates		7,419,000,000	6,503,000,000	(454,000,000)
Gain on dispositions		0	0	0
Other income (loss)		1,000,000	0	2,000,000
Intercompany revenues		0	35,000,000	48,000,000
Total Revenues and Other Income		7,420,000,000	6,538,000,000	(404,000,000)
Cost and expenses [Abstract]
Purchased commodities		0	0	0
Production and operating expenses		1,000,000	0	0
Selling, general and administrative expenses		9,000,000	8,000,000	9,000,000
Exploration expenses		0	0	0
Depreciation, depletion and amortization		0	0	0
Impairments		0	0	0
Taxes other than income taxes		0	0	0
Accretion on discounted liabilities		0	0	0
Interest and debt expense		283,000,000	295,000,000	420,000,000
Foreign currency transaction (gains) losses		0	46,000,000	(43,000,000)
Other Non Operating Expense		0	0	267,000,000
Total Costs and Expenses		293,000,000	349,000,000	653,000,000
Income (loss) before income taxes		7,127,000,000	6,189,000,000	(1,057,000,000)
Income Tax Expense (Benefit)		(62,000,000)	(68,000,000)	(202,000,000)
Net income (loss)		7,189,000,000	6,257,000,000	(855,000,000)
Less: net income attributable to noncontrolling interests		0	0	0
Net income (loss) attributable to ConocoPhillips		7,189,000,000	6,257,000,000	(855,000,000)
Comprehensive Income (Loss) Attributable to ConocoPhillips		7,935,000,000	5,654,000,000	(180,000,000)
Reportable Legal Entities [Member] | ConocoPhillips Company [Member]
Revenues and Other Income
Revenue from contracts with customers		14,510,000,000	16,113,000,000	12,433,000,000
Equity in earnings of affiliates		5,281,000,000	8,142,000,000	2,047,000,000
Gain on dispositions		2,786,000,000	239,000,000	916,000,000
Other income (loss)		875,000,000	(384,000,000)	35,000,000
Intercompany revenues		113,000,000	162,000,000	291,000,000
Total Revenues and Other Income		23,565,000,000	24,272,000,000	15,722,000,000
Cost and expenses [Abstract]
Purchased commodities		12,838,000,000	14,591,000,000	11,145,000,000
Production and operating expenses		1,380,000,000	1,023,000,000	813,000,000
Selling, general and administrative expenses		421,000,000	289,000,000	342,000,000
Exploration expenses		422,000,000	170,000,000	542,000,000
Depreciation, depletion and amortization		596,000,000	584,000,000	855,000,000
Impairments		157,000,000	(10,000,000)	1,159,000,000
Taxes other than income taxes		139,000,000	143,000,000	140,000,000
Accretion on discounted liabilities		16,000,000	17,000,000	32,000,000
Interest and debt expense		544,000,000	613,000,000	664,000,000
Foreign currency transaction (gains) losses		21,000,000	(12,000,000)	11,000,000
Other Non Operating Expense		60,000,000	349,000,000	190,000,000
Total Costs and Expenses		16,594,000,000	17,757,000,000	15,893,000,000
Income (loss) before income taxes		6,971,000,000	6,515,000,000	(171,000,000)
Income Tax Expense (Benefit)		(448,000,000)	12,000,000	283,000,000
Net income (loss)		7,419,000,000	6,503,000,000	(454,000,000)
Less: net income attributable to noncontrolling interests		0	0	0
Net income (loss) attributable to ConocoPhillips		7,419,000,000	6,503,000,000	(454,000,000)
Comprehensive Income (Loss) Attributable to ConocoPhillips		8,165,000,000	5,900,000,000	221,000,000
Reportable Legal Entities [Member] | Burlington Resources LLC [Member]
Revenues and Other Income
Revenue from contracts with customers		0	0	0
Equity in earnings of affiliates		1,610,000,000	1,953,000,000	886,000,000
Gain on dispositions		0	0	0
Other income (loss)		5,000,000	0	0
Intercompany revenues		40,000,000	43,000,000	13,000,000
Total Revenues and Other Income		1,655,000,000	1,996,000,000	899,000,000
Cost and expenses [Abstract]
Purchased commodities		0	0	0
Production and operating expenses		1,000,000	4,000,000	0
Selling, general and administrative expenses		0	0	0
Exploration expenses		0	0	0
Depreciation, depletion and amortization		0	0	0
Impairments		0	0	0
Taxes other than income taxes		0	0	1,000,000
Accretion on discounted liabilities		0	0	0
Interest and debt expense		133,000,000	46,000,000	52,000,000
Foreign currency transaction (gains) losses		0	116,000,000	(137,000,000)
Other Non Operating Expense		0	6,000,000	0
Total Costs and Expenses		134,000,000	172,000,000	(84,000,000)
Income (loss) before income taxes		1,521,000,000	1,824,000,000	983,000,000
Income Tax Expense (Benefit)		(46,000,000)	(41,000,000)	(337,000,000)
Net income (loss)		1,567,000,000	1,865,000,000	1,320,000,000
Less: net income attributable to noncontrolling interests		0	0	0
Net income (loss) attributable to ConocoPhillips		1,567,000,000	1,865,000,000	1,320,000,000
Comprehensive Income (Loss) Attributable to ConocoPhillips		1,873,000,000	1,364,000,000	1,672,000,000
Reportable Legal Entities [Member] | All Other Subsidiaries [Member]
Revenues and Other Income
Revenue from contracts with customers		18,057,000,000	20,304,000,000	16,673,000,000
Equity in earnings of affiliates		775,000,000	1,072,000,000	770,000,000
Gain on dispositions		(820,000,000)	824,000,000	1,261,000,000
Other income (loss)		477,000,000	557,000,000	492,000,000
Intercompany revenues		5,542,000,000	5,627,000,000	3,369,000,000
Total Revenues and Other Income		24,031,000,000	28,384,000,000	22,565,000,000
Cost and expenses [Abstract]
Purchased commodities		4,038,000,000	5,131,000,000	4,580,000,000
Production and operating expenses		4,345,000,000	4,245,000,000	4,366,000,000
Selling, general and administrative expenses		131,000,000	109,000,000	82,000,000
Exploration expenses		321,000,000	199,000,000	392,000,000
Depreciation, depletion and amortization		5,494,000,000	5,372,000,000	5,990,000,000
Impairments		248,000,000	37,000,000	5,442,000,000
Taxes other than income taxes		814,000,000	905,000,000	668,000,000
Accretion on discounted liabilities		310,000,000	336,000,000	330,000,000
Interest and debt expense		69,000,000	156,000,000	410,000,000
Foreign currency transaction (gains) losses		45,000,000	(167,000,000)	204,000,000
Other Non Operating Expense		5,000,000	20,000,000	(6,000,000)
Total Costs and Expenses		15,820,000,000	16,343,000,000	22,458,000,000
Income (loss) before income taxes		8,211,000,000	12,041,000,000	107,000,000
Income Tax Expense (Benefit)		2,823,000,000	3,765,000,000	(1,566,000,000)
Net income (loss)		5,388,000,000	8,276,000,000	1,673,000,000
Less: net income attributable to noncontrolling interests		(68,000,000)	(48,000,000)	(62,000,000)
Net income (loss) attributable to ConocoPhillips		5,320,000,000	8,228,000,000	1,611,000,000
Comprehensive Income (Loss) Attributable to ConocoPhillips		6,058,000,000	7,961,000,000	2,275,000,000
Consolidating Adjustments [Member]
Revenues and Other Income
Revenue from contracts with customers		0	0	0
Equity in earnings of affiliates		(14,306,000,000)	(16,596,000,000)	(2,477,000,000)
Gain on dispositions		0	0	0
Other income (loss)		0	0	0
Intercompany revenues		(5,695,000,000)	(5,867,000,000)	(3,721,000,000)
Total Revenues and Other Income		(20,001,000,000)	(22,463,000,000)	(6,198,000,000)
Cost and expenses [Abstract]
Purchased commodities		(5,034,000,000)	(5,428,000,000)	(3,250,000,000)
Production and operating expenses		(405,000,000)	(59,000,000)	(17,000,000)
Selling, general and administrative expenses		(5,000,000)	(5,000,000)	(6,000,000)
Exploration expenses		0	0	0
Depreciation, depletion and amortization		0	0	0
Impairments		0	0	0
Taxes other than income taxes		0	0	0
Accretion on discounted liabilities		0	0	0
Interest and debt expense		(251,000,000)	(375,000,000)	(448,000,000)
Foreign currency transaction (gains) losses		0	0	0
Other Non Operating Expense		0	0	0
Total Costs and Expenses		(5,695,000,000)	(5,867,000,000)	(3,721,000,000)
Income (loss) before income taxes		(14,306,000,000)	(16,596,000,000)	(2,477,000,000)
Income Tax Expense (Benefit)		0	0	0
Net income (loss)		(14,306,000,000)	(16,596,000,000)	(2,477,000,000)
Less: net income attributable to noncontrolling interests		0	0	0
Net income (loss) attributable to ConocoPhillips		(14,306,000,000)	(16,596,000,000)	(2,477,000,000)
Comprehensive Income (Loss) Attributable to ConocoPhillips		$ (16,096,000,000)	$ (15,225,000,000)	$ (4,168,000,000)

[1]	Sales and other operating revenues are attributable to countries based on the location of the selling operation.